Condensed Financial Information of Parent Company - Balance Sheet (Parenthetical) (Details) - Member Units - shares	Dec. 31, 2020	Dec. 31, 2019
Limited Partners' Capital Account, Units Authorized	631,247	566,200
Limited Partners' Capital Account, Units Issued	631,247	566,200
Limited Partners' Capital Account, Units Outstanding	631,247	566,200
Alignment Healthcare, Inc [Member]
Limited Partners' Capital Account, Units Authorized	631,247	566,200
Limited Partners' Capital Account, Units Issued	631,247	566,200
Limited Partners' Capital Account, Units Outstanding	631,247	566,200